Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 16,830		$ 13,688	$ 10,008
Cost of revenues
Total cost of revenues		15,054		12,119	9,032
Gross profit		1,776		1,569	976
Operating expenses:
Sales and marketing		1,757		1,302	833
General and administrative		7,411		5,405	4,262
Equity losses		239		1,186	1,249
Other expenses (income)		210		(120)	(279)
Operating loss		(7,841)		(6,204)	(5,089)
Financial expenses (income), net		(3,058)		1,290	(523)
Loss before taxes		(4,783)		(7,494)	(4,566)
Tax expense (benefit)		(736)		310	32
Net loss		(4,047)		(7,804)	(4,598)
Net loss attributable to noncontrolling interests		(370)
Net loss attributable to Nexera Technologies Ltd. shareholders		$ (3,677)		$ (7,804)	$ (4,598)
Basic net loss per ordinary share attributable to Nexera Technologies Ltd (*) (in Dollars per share)	[1]	$ (81.07)		$ (2,835.12)	$ (12,010.49)
Diluted net loss per ordinary share attributable to Nexera Technologies Ltd (in Dollars per share)		$ (81.07)	[1]	$ (2,835.12)	$ (12,010.49)	[1]
Weighted-average ordinary shares used in computing net loss per share, basic (in Shares)	[1]	45,357		2,753	383
Weighted-average ordinary shares used in computing net loss per share, diluted (in Shares)	[1]	45,357		2,753	383
Product revenue
Revenues
Total revenues		$ 14,412		$ 13,688	$ 10,008
Cost of revenues
Total cost of revenues		12,955		12,119	9,032
Service revenue
Revenues
Total revenues		2,418
Cost of revenues
Total cost of revenues		$ 2,099

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).